INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Held-to-Maturity Amortized Cost
Amortized cost	$ 429,328	$ 654,008
Held-to-Maturity Market Value
Held-to-Maturity Market Value	424,118	653,101
Available-for-Sale Amortized Cost
Amortized Cost	2,792,326	1,348,227
Available-for-Sale Market Value
Investment securities, available for sale	2,779,255	1,349,408
One Year or Less [Member]
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	5,972
Available-for-Sale Market Value
Investment securities, available for sale	5,977
After One Year Through Five Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	275
Held-to-Maturity Market Value
Held-to-Maturity Market Value	279
Available-for-Sale Amortized Cost
Amortized Cost	63,995
Available-for-Sale Market Value
Investment securities, available for sale	64,040
After Five Years Through Ten Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	21,110
Held-to-Maturity Market Value
Held-to-Maturity Market Value	21,374
Available-for-Sale Amortized Cost
Amortized Cost	133,360
Available-for-Sale Market Value
Investment securities, available for sale	133,594
After Ten Years [Member]
Held-to-Maturity Amortized Cost
Amortized cost	222,058
Held-to-Maturity Market Value
Held-to-Maturity Market Value	222,385
Available-for-Sale Amortized Cost
Amortized Cost	160,115
Available-for-Sale Market Value
Investment securities, available for sale	160,032
Collateralized Mortgage Backed Securities [Member]
Held-to-Maturity Amortized Cost
Amortized cost	12,540	143,545
Held-to-Maturity Market Value
Held-to-Maturity Market Value	11,907	142,297
Available-for-Sale Amortized Cost
Amortized Cost	928,586	306,095
Available-for-Sale Market Value
Investment securities, available for sale	926,747	305,392
Asset-backed Securities [Member]
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	511,430	377,655
Available-for-Sale Market Value
Investment securities, available for sale	$ 509,231	$ 378,977